Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings
6.	Borrowings

Borrowings consist of secured borrowings issued through our securitization program, borrowings through secured facilities, unsecured notes issued by us, term and other deposits at Sallie Mae Bank, and other interest-bearing liabilities related primarily to obligations to return cash collateral held. To match the interest rate and currency characteristics of our borrowings with the interest rate and currency characteristics of our assets, we enter into interest rate and foreign currency swaps with independent parties. Under these agreements, we make periodic payments, generally indexed to the related asset rates or rates which are highly correlated to the asset rates, in exchange for periodic payments which generally match our interest obligations on fixed or variable rate notes (see “Note 7 — Derivative Financial Instruments”). Payments and receipts on our interest rate and currency swaps are not reflected in the following tables.

The following table summarizes our borrowings.

	December 31, 2013			December 31, 2012
(Dollars in millions)	Short Term	Long Term	Total	Short Term	Long Term	Total
Unsecured borrowings:
Senior unsecured debt	$2,213	$16,056	$18,269	$2,319	$15,446	$17,765
Bank deposits	6,133	2,807	8,940	4,226	3,088	7,314
Other(1)	691	—	691	1,609	—	1,609

Total unsecured borrowings	9,037	18,863	27,900	8,154	18,534	26,688

Secured borrowings:
FFELP Loan securitizations	—	90,756	90,756	—	105,525	105,525
Private Education Loan securitizations	—	18,835	18,835	—	19,656	19,656
FFELP Loan — other facilities	4,715	5,311	10,026	11,651	4,827	16,478
Private Education Loan — other facilities	—	843	843	—	1,070	1,070

Total secured borrowings	4,715	115,745	120,460	11,651	131,078	142,729

Total before hedge accounting adjustments	13,752	134,608	148,360	19,805	149,612	169,417
Hedge accounting adjustments	43	2,040	2,083	51	2,789	2,840

Total	$13,795	$136,648	$150,443	$19,856	$152,401	$172,257

(1)	“Other” primarily consists of the obligation to return cash collateral held related to derivative exposures.

Short-term Borrowings

Short-term borrowings have a remaining term to maturity of one year or less. The following tables summarize outstanding short-term borrowings (secured and unsecured), the weighted average interest rates at the end of each period, and the related average balances and weighted average interest rates during the periods. Rates reflect stated interest of borrowings and related discounts and premiums.

	December 31, 2013		Year Ended December 31, 2013
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Bank deposits	$6,133	1.14%	$5,221	1.44%
FFELP Loan — other facilities	4,715	.21	7,386	.84
Private Education Loan — other facilities	—	—	272	1.86
Senior unsecured debt	2,256	3.09	2,814	3.59
Other interest bearing liabilities	691	.07	1,037	.14

Total short-term borrowings	$13,795	1.09%	$16,730	1.46%

Maximum outstanding at any month end	$20,038

	December 31, 2012		Year Ended December 31, 2012
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Bank deposits	$4,226	1.40%	$3,537	1.54%
FFELP Loan — other facilities	11,651	.72	17,606	.78
Senior unsecured debt	2,370	4.24	2,214	4.49
Other interest bearing liabilities	1,609	.31	1,474	.21

Total short-term borrowings	$19,856	1.25%	$24,831	1.19%

Maximum outstanding at any month end	$29,160

Long-term Borrowings

The following tables summarize outstanding long-term borrowings (secured and unsecured), the weighted average interest rates at the end of the periods, and the related average balances during the periods. Rates reflect stated interest rate of borrowings and related discounts and premiums.

	December 31, 2013		Year Ended December 31, 2013
		Weighted Average
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2015-2048	$96,724	.99%	$102,241
Non-U.S. dollar-denominated:
Interest bearing, due 2021-2041	9,249	.62	9,525

Total floating rate notes	105,973	.96	111,766
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2015-2047	18,510	5.61	16,149
Non-U.S.-dollar denominated:
Interest bearing, due 2015-2039	3,204	2.72	2,420

Total fixed rate notes	21,714	5.18	18,569
Brokered deposits — U.S. dollar-denominated, due 2015-2018	2,807	1.32	2,488
FFELP Loan — other facilities	5,311	.76	5,504
Private Education Loan — other facilities	843	.96	355

Total long-term borrowings	$136,648	1.63%	$138,682

	December 31, 2012		Year Ended December 31, 2012
		Weighted Average
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2048	$112,408	1.04%	$113,236
Non-U.S. dollar-denominated:
Interest bearing, due 2021-2041	10,819	.53	11,463

Total floating rate notes	123,227	1.00	124,699
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2046	16,096	5.57	14,203
Non-U.S.-dollar denominated:
Interest bearing, due 2014-2039	4,061	3.39	2,882

Total fixed rate notes	20,157	5.13	17,085
Brokered deposits — U.S. dollar-denominated, due 2014-2017	3,120	1.77	2,216
FFELP Loan — other facilities	4,827	1.29	5,517
Private Education Loan — other facilities	1,070	1.45	1,880

Total long-term borrowings	$152,401	1.57%	$151,397

(1)	Ending balance is expressed in U.S. dollars using the spot currency exchange rate. Includes fair value adjustments under hedge accounting for notes designated as the hedged item in a fair value hedge.

(2)	Weighted average interest rate is stated rate relative to currency denomination of debt.

At December 31, 2013, we had outstanding long-term borrowings with call features totaling $1.7 billion. In addition, we have $6.2 billion of pre-payable debt related to our secured facilities. Generally, these instruments are callable at the par amount. As of December 31, 2013, the stated maturities and maturities if accelerated to the call dates are shown in the following table.

	December 31, 2013
	Stated Maturity(1)				Maturity to Call Date(1)
(Dollars in millions)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total(2)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total
Year of Maturity
2014	$—	$—	$14,408	$14,408	$1,611	$—	$14,408	$16,019
2015	1,506	1,195	11,672	14,373	1,595	1,195	11,672	14,462
2016	2,284	648	9,498	12,430	2,283	648	9,498	12,429
2017	1,829	538	10,157	12,524	1,807	538	10,157	12,502
2018	2,796	426	8,597	11,819	2,547	426	8,597	11,570
2019 and after	7,641	—	61,413	69,054	6,213	—	61,413	67,626

	16,056	2,807	115,745	134,608	16,056	2,807	115,745	134,608
Hedge accounting adjustments	727	—	1,313	2,040	727	—	1,313	2,040

Total	$16,783	$2,807	$117,058	$136,648	$16,783	$2,807	$117,058	$136,648

(1)

We view our securitization trust debt as long-term based on the contractual maturity dates and projected principal paydowns based on our current estimates regarding loan prepayment speeds. The projected principal paydowns in year 2014 include $14.4 billion related to the securitization trust debt.

(2)

The aggregate principal amount of debt that matures in each period is $14.5 billion in 2014, $14.4 billion in 2015, $12.5 billion in 2016, $12.6 billion in 2017, $11.9 billion in 2018, and $69.6 billion in 2019 and after.

Variable Interest Entities

We consolidate the following financing VIEs as of December 31, 2013 and 2012, as we are the primary beneficiary. As a result, these VIEs are accounted for as secured borrowings.

	December 31, 2013
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$90,756	$90,756	$91,535	$2,913	$683	$95,131
Private Education Loan securitizations	—	18,835	18,835	23,947	338	540	24,825
FFELP Loan — other facilities	3,655	3,791	7,446	7,719	128	91	7,938
Private Education Loan — other facilities	—	843	843	1,583	16	30	1,629

Total before hedge accounting adjustments	3,655	114,225	117,880	124,784	3,395	1,344	129,523
Hedge accounting adjustments	—	1,313	1,313	—	—	978	978

Total	$3,655	$115,538	$119,193	$124,784	$3,395	$2,322	$130,501

	December 31, 2012
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$105,525	$105,525	$107,009	$3,652	$608	$111,269
Private Education Loan securitizations	—	19,656	19,656	24,618	385	545	25,548
FFELP Loan — other facilities	9,551	4,154	13,705	14,050	487	197	14,734
Private Education Loan — other facilities	—	1,070	1,070	1,454	302	33	1,789

Total before hedge accounting adjustments	9,551	130,405	139,956	147,131	4,826	1,383	153,340
Hedge accounting adjustments	—	1,113	1,113	—	—	929	929

Total	$9,551	$131,518	$141,069	$147,131	$4,826	$2,312	$154,269

Securitizations

The following table summarizes the securitization transactions issued in 2012 and 2013.

(Dollars in millions)				AAA-rated bonds
Issue	Date Issued	Total Issued		Weighted Average Interest Rate	Weighted Average Life
FFELP:
2012-1	January 2012	$765		1 month LIBOR plus 0.91%	4.6 years
2012-2	March 2012	824		1 month LIBOR plus 0.70%	4.7 years
2012-3	May 2012	1,252		1 month LIBOR plus 0.65%	4.6 years
2012-4	June 2012	1,491	(1)	1 month LIBOR plus 1.10%	8.2 years
2011-3	July 2012	24		N/A (Retained B Notes sold)
2012-4	July 2012	45		N/A (Retained B Notes sold)
2012-5	July 2012	1,252		1 month LIBOR plus 0.67%	4.5 years
2012-6	September 2012	1,249		1 month LIBOR plus 0.62%	4.6 years
2012-7	November 2012	1,251		1 month LIBOR plus 0.55%	4.5 years
2012-8	December 2012	1,527		1 month LIBOR plus 0.90%	7.8 years

Total bonds issued in 2012		$9,680

Total loan amount securitized in 2012		$9,565

2013-1	February 2013	$1,249		1 month LIBOR plus 0.46%	4.3 years
2013-2	April 2013	1,246		1 month LIBOR plus 0.45%	4.4 years
2013-3	June 2013	1,246		1 month LIBOR plus 0.54%	4.5 years
2013-4	August 2013	747		1 month LIBOR plus 0.55%	4.4 years
2013-5	September 2013	996		1 month LIBOR plus 0.64%	4.6 years
2007-6 to 2007-8, 2008-2 to 2008-9	October 2013	629		N/A (Retained B Notes sold)
2013-6	November 2013	996		1 month LIBOR plus 0.60%	4.6 years

Total bonds issued in 2013		$7,109

Total loan amount securitized in 2013		$6,495

Private Education:
2012-A	February 2012	$547		1 month LIBOR plus 2.17%	3.0 years
2012-B	April 2012	891		1 month LIBOR plus 2.12%	2.9 years
2012-C	May 2012	1,135		1 month LIBOR plus 1.77%	2.6 years
2012-D	July 2012	640		1 month LIBOR plus 1.69%	2.5 years
2012-E	October 2012	976		1 month LIBOR plus 1.22%	2.6 years

Total bonds issued in 2012		$4,189

Total loan amount securitized in 2012		$5,557

2013-R1	January 2013	$254		1 month LIBOR plus 1.75%	6.3 years
2013-A	March 2013	1,108		1 month LIBOR plus 0.81%	2.6 years
2013-B	May 2013	1,135		1 month LIBOR plus 0.89%	2.7 years
2013-C	September 2013	624		1 month LIBOR plus 1.21%	3.1 years

Total bonds issued in 2013		$3,121

Total loan amount securitized in 2013		$3,387

(1)	Total size excludes subordinated tranche that was retained at issuance totaling $45 million.

2013 Sales of FFELP Securitization Trust Residual Interests

On February 13, 2013, we sold the Residual Interest in a FFELP Loan securitization trust to a third party. We will continue to service the student loans in the trust under existing agreements. The sale removed securitization trust assets of $3.82 billion and related liabilities of $3.68 billion from our balance sheet.

On April 11, 2013, we sold the Residual Interest in a FFELP Loan securitization trust to a third party. We will continue to service the student loans in the trust under existing agreements. The sale removed securitization trust assets of $2.03 billion and related liabilities of $1.99 billion from our balance sheet.

On June 13, 2013, we sold the three Residual Interests in FFELP Loan securitization trusts to a third party. We will continue to service the student loans in the trusts under existing agreements. The sale removed securitization trust assets of $6.60 billion and related liabilities of $6.42 billion from our balance sheet.

FFELP Loans — Other Secured Borrowing Facilities

We have various secured borrowing facilities that we use to finance our FFELP loans. Liquidity is available under these secured credit facilities to the extent we have eligible collateral and available capacity. The maximum borrowing capacity under these facilities will vary and is subject to each agreement’s borrowing conditions. These include but are not limited to the facility’s size, current usage and the availability and fair value of qualifying unencumbered FFELP Loan collateral. Our borrowings under these facilities are non-recourse. The maturity dates on these facilities range from June 2014 to January 2016. The interest rate on certain facilities can increase under certain circumstances. The facilities are subject to termination under certain circumstances. As of December 31, 2013 there was approximately $10.0 billion outstanding under these facilities with approximately $10.4 billion of assets securing these facilities. As of December 31, 2013, the maximum unused capacity under these facilities was $10.6 billion. As of December 31, 2013, we had $2.7 billion of unencumbered FFELP Loans.

Private Education Loans — Other Secured Borrowing Facilities

We have a facility that was used to fund the call and redemption of our SLM 2009-D Private Education Loan Trust ABS, which occurred on August 15, 2013. The maturity date of the new facility is August 15, 2015. Our borrowings under this facility are non-recourse. The interest rate can increase under certain circumstances. The facility is subject to termination under certain circumstances. As of December 31, 2013, there was $843 million outstanding under the facility. The book basis of the assets securing the facility as of December 31, 2013 was $1.6 billion. Additional borrowings are not available under this facility.

Other Funding Sources

Deposits

Sallie Mae Bank raises deposits through intermediaries in the brokered Certificate of Deposit (“CD”) market and through direct retail deposit channels. As of December 31, 2013, bank deposits totaled $9.2 billion of which $4.5 billion were brokered term deposits, $4.4 billion were retail and other deposits and $299 million were deposits from affiliates that eliminate in our consolidated balance sheet. Cash and liquid investments totaled $2.2 billion as of December 31, 2013.

In addition to its deposit base, Sallie Mae Bank has borrowing capacity with the Federal Reserve Bank (“FRB”) through a collateralized lending facility. FRB is not obligated to lend; however, in general we can borrow as long as Sallie Mae Bank is generally in sound financial condition. Borrowing capacity is limited by the availability of acceptable collateral. As of December 31, 2013, borrowing capacity was approximately $900 million and there were no outstanding borrowings.

Senior Unsecured Debt

We issued $3.75 billion, $2.7 billion and $2.0 billion of unsecured debt in 2013, 2012 and 2011, respectively.

Debt Repurchases

The following table summarizes activity related to our senior unsecured debt and asset-backed securities (“ABS”) repurchases. “Gains on debt repurchases” is shown net of hedging-related gains and losses.

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Debt principal repurchased	$1,279	$711	$894
Gains on debt repurchases	42	145	38